COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
8. COMMITMENTS AND CONTINGENCIES
Legal Proceedings
The Company is involved in various claims, actions, and legal proceedings arising in the ordinary course of business, including a number of matters related to the aqueous film forming foam litigation consolidated in the District of South Carolina multi-district litigation and other similar matters pending in other jurisdictions in the United States. The Company’s exposure to losses, if any, is not considered probable or reasonably estimable at this time.
Commitments
The Company has a supply agreement to purchase elemental phosphorus (P4) from a supplier through 2023. The contract price is tied to the contract year cost times a multiplier, subject to a market-driven benchmark price adjustment, which is generally settled once per year. The Company did not purchase the anticipated minimum pounds of P4 during the Successor Period, 2021 Predecessor Period, 2020 Predecessor Period or 2019 Predecessor Period. Further, the Company has no obligation to record, as there is no financial penalty owed to the vendor. Costs incurred under this supply agreement were $7.7 million, $36.1 million, $31.8 million and $30.5 million during the Successor Period, 2021 Predecessor Period, 2020 Predecessor Period and 2019 Predecessor Period, respectively.
Leases
The Company leases facilities and other machinery and equipment under long-term noncancelable operating leases through August 14, 2037. As of December 31, 2021, the future minimum rental payments required by the long-term noncancelable operating leases are as follows (in thousands):

Amount
Years Ending December 31:
2022	$4,026
2023	3,155
2024	2,387
2025	2,063
2026	1,954
Thereafter	3,102

Total	$16,687

Minimum rental payments under operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent. Rent expense for operating leases for the Successor Period, 2021 Predecessor Period, 2020 Predecessor Period and 2019 Predecessor Period was $0.5 million, $2.9 million, $3.2 million and $3.1 million, respectively, of which $0.5 million, $2.5 million, $2.9 million and $2.8 million, respectively, was presented in cost of goods sold and $0.0 million, $0.4 million, $0.3 million and $0.3 million, respectively, was presented in selling, general, and administrative in the consolidated statements of operations and comprehensive income (loss).